UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund
August 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.7%	Rate (%)	Date	Amount ($)		Value ($)
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (California Alumni
Association Project) (LOC;
Bank of America)	0.04	9/7/15	2,830,000	a	2,830,000
Alameda County Industrial
Development Authority, Revenue
(Tool Family Partnership
Project) (LOC; Wells Fargo
Bank)	0.06	9/7/15	1,296,000	a	1,296,000
Branch Banking and Trust Co.
Municipal Trust (Series 2000)
(California, GO Notes,
Refunding) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.06	9/7/15	5,950,000 a,b,c		5,950,000
California Economic Development
Financing Authority, IDR (Volk
Enterprises, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.14	9/7/15	300,000	a	300,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.09	10/23/15	11,700,000		11,700,000
California Enterprise Development
Authority, IDR (Gordon Brush
Manufacturing Company, Inc.
Project) (LOC; Wells Fargo
Bank)	0.07	9/7/15	7,000,000	a	7,000,000
California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (LOC; U.S. Bank NA)	0.07	9/7/15	2,035,000	a	2,035,000
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	2.00	10/1/15	100,000		100,106
California Health Facilities
Financing Authority, Revenue,
CP (Kaiser Permanente)	0.13	11/4/15	11,365,000		11,365,000
California Infrastructure and
Economic Development Bank, IDR
(Bay Photo, Inc. Project)
(LOC; Comerica Bank)	0.09	9/7/15	4,400,000	a	4,400,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.

Project) (LOC; Comerica Bank)	0.09	9/7/15	2,500,000	a	2,500,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	0.09	9/7/15	500,000	a	500,000
California Infrastructure and
Economic Development Bank, IDR
(International Raisins, Inc.
Project) (LOC; M&T Trust)	0.17	9/7/15	3,750,000	a	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
U. S. Bank NA)	0.04	9/7/15	5,000,000	a	5,000,000
California Infrastructure and
Economic Development Bank, IDR
(Studio Moulding, Inc.
Project) (LOC; Comerica Bank)	0.09	9/7/15	2,140,000	a	2,140,000
California Infrastructure and
Economic Development Bank, IDR
(Surtec, Inc. Project) (LOC;
Wells Fargo Bank)	0.14	9/7/15	1,650,000	a	1,650,000
California Pollution Control
Financing Authority, SWDR (A&M
Farms Project) (LOC; CoBank
ACB)	0.07	9/7/15	1,900,000	a	1,900,000
California Pollution Control
Financing Authority, SWDR (Ag
Resources, III LLC Project)
(LOC; CoBank ACB)	0.06	9/7/15	2,780,000	a	2,780,000
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	0.10	9/7/15	3,200,000	a	3,200,000
California Pollution Control
Financing Authority, SWDR (Bos
Farms Project) (LOC; CoBank
ACB)	0.07	9/7/15	1,550,000	a	1,550,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties, LLC
Project) (LOC; Union Bank NA)	0.06	9/7/15	1,700,000	a	1,700,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Bank of
Tokyo-Mitsubishi, UFJ, Ltd.)	0.07	9/7/15	3,000,000	a	3,000,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Union Bank NA)	0.06	9/7/15	2,535,000	a	2,535,000
California Pollution Control

Financing Authority, SWDR (JDS
Ranch Project) (LOC; Wells
Fargo Bank)	0.07	9/7/15	2,350,000	a	2,350,000
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank NA)	0.06	9/7/15	2,290,000	a	2,290,000
California Pollution Control
Financing Authority, SWDR
(Mill Valley Refuse Service,
Inc. Project) (LOC; Comerica
Bank)	0.10	9/7/15	1,170,000	a	1,170,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.06	9/7/15	835,000	a	835,000
California Pollution Control
Financing Authority, SWDR
(Sierra Pacific Industries
Project) (LOC; Wells Fargo
Bank)	0.06	9/7/15	4,000,000	a	4,000,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank NA)	0.06	9/7/15	3,085,000	a	3,085,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank NA)	0.06	9/7/15	445,000	a	445,000
California Pollution Control
Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Union Bank
NA)	0.06	9/7/15	970,000	a	970,000
California Pollution Control
Financing Authority, SWDR
(Upper Valley Disposal Service
Project) (LOC; Union Bank NA)	0.06	9/7/15	1,230,000	a	1,230,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.10	9/7/15	3,800,000	a	3,800,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank NA)	0.06	9/7/15	2,200,000	a	2,200,000
California Pollution Control
Financing Authority, SWDR
(Zerep Management Corporation
Project) (LOC; Comerica Bank)	0.10	9/7/15	3,000,000	a	3,000,000
California School Cash Reserve

Program Authority, Revenue	2.00	6/30/16	595,000		602,593
California Statewide Communities
Development Authority, MFHR
(Grande Garden Apartments)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.08	9/7/15	1,925,000	a	1,925,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	0.04	9/7/15	3,500,000	a	3,500,000
California Statewide Communities
Development Authority, MFHR
(Olen Jones Senior Apartments
Project) (LOC; Citibank NA)	0.12	9/7/15	760,000	a	760,000
California Statewide Communities
Development Authority, MFHR,
Refunding (Horizons at Indio)
(LOC; Citibank NA)	0.05	9/7/15	3,010,000	a	3,010,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.22	1/7/16	12,500,000		12,500,000
Concord,
MFHR, Refunding (Maplewood and
Golden Glen Apartments
Project) (LOC; Citibank NA)	0.04	9/7/15	2,725,000	a	2,725,000
Contra Costa County,
MFHR (Camara Circle
Apartments) (LOC; Citibank NA)	0.04	9/7/15	1,575,000	a	1,575,000
Imperial Community College
District, GO Notes, TRAN	2.00	2/26/16	1,100,000		1,109,461
Kern County,
GO Notes, TRAN	7.00	6/30/16	1,000,000		1,055,204
Los Angeles County,
GO Notes, TRAN	5.00	6/30/16	1,000,000		1,038,875
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC;
Wells Fargo Bank)	0.05	10/13/15	7,000,000		7,000,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (LOC;
State Street Bank and Trust
Co.)	0.01	9/1/15	14,130,000	a	14,130,000
Oakland,
GO Notes, TRAN	2.00	6/30/16	1,000,000		1,014,112
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State

Street Bank and Trust Co.)	0.01	9/1/15	5,750,000	a	5,750,000
Riverside County,
GO Notes, TRAN	2.00	6/30/16	1,000,000		1,014,113
Sacramento County,
Special Facilities Airport
Revenue (The Cessna Aircraft
Company Project) (LOC; Bank of
America)	0.04	9/7/15	8,800,000	a	8,800,000
Sacramento Municipal Utility
District, Subordinated
Electric Revenue, Refunding
(LOC; Bank of America)	0.01	9/7/15	3,000,000	a	3,000,000
San Francisco City and County
Redevelopment Agency, MFHR
(Leland Polk Senior Community)
(LOC; Citibank NA)	0.04	9/7/15	1,790,000	a	1,790,000
San Jose,
MFHR (Sunset Square Apartments
Project) (LOC; Citibank NA)	0.05	9/7/15	3,869,000	a	3,869,000
San Jose Redevelopment Agency,
CP (Merged Area Redevelopment
Project) (LOC; JPMorgan Chase
Bank)	0.12	2/16/16	5,900,000		5,900,000
Westminster Redevelopment Agency,
MFHR (Brookhurst Royale Senior
Assisted Living Project) (LOC;
Union Bank NA)	0.10	9/7/15	235,000	a	235,000

Total Investments (cost $186,859,464)			99.7%		186,859,464
Cash and Receivables (Net)			.3%		506,865
Net Assets			100.0%		187,366,329

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, this security amounted to $5,950,000 or 3.2% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	186,859,464
Level 3 - Significant Unobservable Inputs	-
Total	186,859,464

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)